Note 4 - Advances for Vessels Under Construction - Continued (Details Textual)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	May 20, 2022 USD ($)	Mar. 18, 2022 USD ($)	Jan. 28, 2022 USD ($)	Jun. 29, 2021 USD ($)
Payments for Vessels Under Construction	$ 50,866,784	$ 7,615,958	$ (0)
Two Eco Design Fuel Efficient Containerships Signed in 2021 [Member]
Number of Vessels Under Construction							2
Construction of Vessels, Amount to Be Financed with a Combination of Debt and Equity							$ 80,500,000
Payments for Vessels Under Construction	19,000,000.0	7,600,000
Two Eco Design Fuel Efficient Containerships Signed on January 28, 2022 [Member]
Number of Vessels Under Construction						2
Construction of Vessels, Amount to Be Financed with a Combination of Debt and Equity						$ 89,700,000
Payments Related to Shipyard Installments for Construction of Vessels	12,800,000
Three Eco Design Fuel Efficient Containerships [Member]
Number of Vessels Under Construction					3
Construction of Vessels, Amount to Be Financed with a Combination of Debt and Equity					$ 103,800,000
Payments Related to Shipyard Installments for Construction of Vessels	10,200,000
Two Eco Design Fuel Efficient Containerships [Member]
Number of Vessels Under Construction				2
Construction of Vessels, Amount to Be Financed with a Combination of Debt and Equity				$ 86,700,000
Payments Related to Shipyard Installments for Construction of Vessels	$ 8,600,000
Eco Design Fuel Efficient Containerships [Member]
Number of Vessels Under Construction	9
Construction of Vessels, Amount to Be Financed with a Combination of Debt and Equity	$ 360,700,000
Payments for Vessels Under Construction	$ 50,600,000	$ 7,600,000